Employee benefit plan (Tables)	3 Months Ended
Mar. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Periodic Benefit Cost

The following table presents the components of net periodic benefit cost for the three months ended March 31, 2017 and 2016 ($ in thousands):

	Three Months Ended March 31,
	2017	2016
Service cost	$158	$166
Interest cost	68	60
Effect of foreign exchange rates	372	(41)
Amortization of prior service cost	—	1
Amortization of gain	(8)	(2)
Compensation-non-retirement post employment benefits	4	(12)
Settlement gain	(7)	—
Curtailment gain	—	(5)

Net periodic benefit cost	$587	$167